Discontinued Operations/ Assets Held for Sale - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended			12 Months Ended
	Jul. 31, 2015	Jul. 31, 2015	Mar. 31, 2015	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Gain on asset held for sale	$ 66,800	$ 66,800
Gain classified as other (income) expense			$ (34)			$ 115	$ (90)	$ (6,739)
D J Basin
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Gain on asset held for sale				$ 1,000
Sale of the remaining DJ Basin assets					$ 3,100
Water Solutions Holdings, LLC
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Ownership percentage by parent							60.00%
Capital expenditures on facilities and equipment						8,600
Capital lease obligations incurred						1,000
Water Solutions Holdings, LLC | Discontinued Operations Assets Held For Sale
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Gain classified as other (income) expense	(57,800)	(57,800)	$ 103			$ (57,589)	$ 66	$ 84
American Water Works Company, Inc.
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Aggregate consideration of Water Solutions	$ 130,000	$ 130,000							$ 130,000